8. Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Maturities of Time Deposits [Abstract]
Maturity distribution of time deposits
2019	$86,679,711
2020	16,061,613
2021	10,685,904
2022	8,780,290
2023	7,971,265
Total time certificates of deposit	$130,178,783